CONDENSED BALANCE SHEETS (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
Long-term borrowings (including Long-term borrowings of the consolidated variable interest entities "VIEs") without recourse to the primary beneficiary of nil and RMB 1,546 as of December 31, 2021 and 2022, respectively)	¥ 3,000	$ 423	¥ 1,546
Warrant liability	¥ 3,952	$ 557	¥ 24,376
Treasury stock, common, shares	14,907,047	14,907,047	14,907,047
Operating Lease, Liability, Noncurrent	¥ 6,099	$ 859	¥ 7,494
Other Liabilities, Noncurrent | ¥			492
Consolidated VIEs primary beneficiary
Long-term borrowings (including Long-term borrowings of the consolidated variable interest entities "VIEs") without recourse to the primary beneficiary of nil and RMB 1,546 as of December 31, 2021 and 2022, respectively) | ¥	3,000		1,546
Operating Lease, Liability, Noncurrent | ¥	¥ 0		¥ 605
Class A ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	800,000,000	800,000,000	800,000,000
Common stock, shares issued	357,075,403	357,075,403	339,475,403
Common stock, shares outstanding	348,016,199	348,016,199	327,422,449
Class B ordinary shares
Common stock, par value per share (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	55,260,580	55,260,580	55,260,580
Common stock, shares outstanding	55,260,580	55,260,580	55,260,580